Cover	Dec. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-56015
Entity Registrant Name	QUANTUM COMPUTING INC.
Entity Central Index Key	0001758009
Entity Tax Identification Number	82-4533053
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	215 Depot Court
Entity Address, Address Line Two	SE
Entity Address, Address Line Three	Suite 215
Entity Address, City or Town	Leesburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20175
City Area Code	(703)
Local Phone Number	436-2161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares (par value $0.0001 per share)
Trading Symbol	QUBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false